Taxes payable (Tables)	12 Months Ended
Dec. 31, 2017
Taxes payable (Tables) [Abstract]
Schedule of summary of taxes payable

20.              Taxes payable

	2017	2016

Brazil
IPI	60,917	59,323
IR and CSL	405,567	222,680
ICMS	257,720	182,034
PIS and COFINS	82,140	59,105
Other	52,926	62,743

Other countries
IR	66,059	46,670
Value-added tax	22,242	15,622
Total	947,571	648,177

Current liabilities	894,769	624,080
Non-current liabilities	52,802	24,097
Total	947,571	648,177